Leases - Schedule of Right-of-Use Assets Obtained in Exchange for New Operating Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
Operating leases	$ 40	$ 38